Earnings per share	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Earnings per share	Earnings per share
Basic earnings per share
The calculation of basic earnings per share was based on a result attributable to ordinary shares and a weighted average number of ordinary shares outstanding during the six month period ended June of each year, calculated as follows:
Result attributable to ordinary shares

	For the six month period ended

	June 30, 2022	June 30, 2021

Result for the period (in USD)	(48,275,904)	(160,689,698)
Weighted average number of ordinary shares	201,745,255	201,677,981
Basic earnings per share (in USD)	(0.24)	(0.80)

Weighted average number of ordinary shares

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares

On issue at January 1, 2022	220,024,713	18,346,732	201,677,981	201,677,981
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	(105,551)	105,551	67,274
On issue at June 30, 2022	220,024,713	18,241,181	201,783,532	201,745,255

Diluted earnings per share
For the six months ended June 30, 2022, the diluted earnings per share (in USD) amount to (0.24) (2021: (0.80)). At June 30, 2022 and June 30, 2021 236,590 options issued under the LTIP 2015 were excluded from the calculation of the diluted weighted average number of shares because these 236,590 options were out-of-the money and have been considered as anti-dilutive. At June 30, 2022, the 105,626 vested RSU's under the LTIP 2019, 76,166 vested RSU's under the LTIP 2020 and 64,462 vested RSU's under the LTIP 2021 have been considered as dilutive, as these are only subject to the passage of time and therefore no longer contingent.
Weighted average number of ordinary shares (diluted)
The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	June 30, 2022	June 30, 2021

Weighted average of ordinary shares outstanding (basic)	201,745,255	201,677,981

Effect of share-based payment arrangements	246,254	95,259

Weighted average number of ordinary shares (diluted)	201,991,509	201,773,240

There are no more remaining outstanding instruments at June 30, 2022 which can give rise to dilution, except for the Euronav stock options of the LTIP 2015 and the RSU's of the LTIP 2019, LTIP 2020 and LTIP 2021.